JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Total Emerging Markets Fund

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

Class A, Class C & Select Class Shares

Prospectuses dated February 28, 2013,

as supplemented

JPMorgan Diversified Real Return Fund

Class A, Class C & Select Class Shares

Prospectus dated December 31, 2012, as supplemented

JPMorgan Alternative Strategies Fund

Class A, Class C & Select Class Prospectus

dated November 1, 2012, as supplemented

JPMorgan Commodities Strategy Fund

Class A, Class C & Select Class Shares

Prospectus dated November 21, 2012, as supplemented

JPMorgan Diversified Risk Fund

Class A, Class C & Select Class Prospectus

dated December 17, 2012, as supplemented

J.P. Morgan Income Funds

JPMorgan International Currency Income Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan Emerging Markets Local Currency Debt Fund

Class A, Class C & Select Class Shares

Prospectus dated February 28, 2013, as supplemented

JPMorgan Floating Rate Income Fund

Class A, Class C & Select Class Shares

Prospectus dated December 31, 2012, as supplemented

JPMorgan Global Bond Opportunities Fund

Class A, Class C & Select Class Prospectus

dated August 17, 2012, as supplemented

JPMorgan Short Duration High Yield Fund

Class A, Class C & Select Class Prospectus

dated February 27, 2013, as supplemented

JPMorgan Corporate Bond Fund

Class A, Class C & Select Class Prospectus

dated February 25, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Allocation Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Natural Resources Fund

JPMorgan Global Opportunities Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

Class A, Class B, Class C & Select Class Shares

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Global Research Enhanced Index Fund

Class A & Class C Shares

Prospectus dated February 25, 2013, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

Class A, Class C & Select Class Shares

Prospectus dated June 12, 2012, as supplemented

JPMorgan SmartAllocation Income Fund

Class A, Class C & Select Class Shares

Prospectus dated July 1, 2013, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

Class A, Class C & Select Class Shares

Prospectus dated November 1, 2012, as supplemented

SUP-CLASS C-713

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

Class A and Class C Shares Prospectus

dated June 12, 2012, as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Class A, Class C & Select Class Shares

Prospectus dated May 1, 2013, as supplemented

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

Class A, Class B, Class C & Select Class Shares Prospectuses dated February 28, 2013, as supplemented

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

Class A, Class C & Select Class Shares Prospectuses

dated February 28, 2013, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Class A, Class C & Select Class Shares

Prospectus dated July 1, 2013, as supplemented

JPMorgan Tax Aware Real Return Fund

JPMorgan Tax Aware Equity Fund

Class A, Class C & Select Class Shares Prospectus

dated February 28, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Quantitative Large Cap Plus Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund II

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Class A, Class B, Class C & Select Class Shares

Prospectus dated November 1, 2012, as supplemented

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Research Equity Long/Short Fund

Class A, Class C & Select Class Shares Prospectuses

dated February 28, 2013, as supplemented

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

Class A, Class B, Class C & Select Class Shares

Prospectus dated November 1, 2012, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Class A, Class C & Select Class Shares

Prospectus dated May 1, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Class A, Class B, Class C & Select Class Shares

Prospectuses dated November 1, 2012, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Class A, Class B, Class C & Select Class Shares

Prospectus dated February 28, 2013, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Class A, Class B, Class C & Select Class Shares

Prospectus dated November 1, 2012, as supplemented

J.P. MORGAN MUTUAL FUND

INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Class A, Class B, Class C & Select Class Shares

Prospectus dated November 1, 2012, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Class A, Class B & Class C Shares

Prospectus dated December 28, 2012,

as supplemented

JPMORGAN VALUE

OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund

Class A, Class B & Class C Shares

Prospectus dated November 1, 2012, as supplemented

Supplement dated July 29, 2013 to the Prospectuses as dated above, as supplemented

ADDITIONAL CLASS C SHARE EXCHANGES– Beginning on September 3, 2013, Class C Shares of any J.P. Morgan Fund may be exchanged into Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short-Intermediate Municipal Bond Fund (the “Short Bond Funds”). Effective September 3, 2013, the disclosures in the section “How to Do Business with the Funds” under “Exchanging Fund Shares — What are my exchange privileges?” and “Do I pay a sales charge on an exchange?” in the prospectuses are hereby deleted in their entirety and replaced with the following:

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund, except Class B Shares which are no longer available for new investments. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of a Fund may be exchanged for Class B Shares of another J.P. Morgan Fund.

Class C Shares of a Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investment.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except there is no CDSC on Class C Shares of JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”) purchased prior to September 3, 2013.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Bond Funds purchased prior to September 3, 2013, is carried over to your new shares.

3.	If you exchange Class C Shares purchased prior to September 3, 2013 of one of the Short Bond Funds, your new Class C Shares shall be deemed to be held for the required holding period applicable to your new Class C Shares and no CDSC shall be charged.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE